Pensions and Other Post-Employment Benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 20,191	£ 21,310	£ 20,353
Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	20,191	21,310	20,353
Active [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	4,196	4,660	4,572
Retired [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	11,115	11,257	10,485
Deferred [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 4,880	£ 5,393	£ 5,296